EQUITY-ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
EQUITY-ACCOUNTED INVESTMENTS	EQUITY-ACCOUNTED INVESTMENTS
The following are Brookfield Renewable’s equity-accounted investments for the six months ended June 30, 2021:

(MILLIONS)	June 30, 2021
Balance, beginning of year	$971
Investment	53
Disposals	(8)
Share of net income	7
Share of other comprehensive income	(2)
Dividends received	(47)
Foreign exchange translation and other	5
Balance, end of year	$979
In the first quarter of 2021, Brookfield Renewable, together with its institutional partners, closed its purchase of a 23% interest in a large scale renewable business in Poland, in connection with its previously announced tender offer alongside the current majority shareholder, at a cost of approximately $175 million (approximately $44 million net to Brookfield Renewable for a 6% interest). Brookfield Renewable, together with its institutional partners and the current majority shareholder, holds a 75% interest in the company.